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            HARTFORD LEADERS EPIC OUTLOOK (SERIES I AND IR)
                      SEPARATE ACCOUNT SEVEN
              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         FILE NO. 333-105272



  SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED MAY 2, 2005

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 SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                         FOR FUTURE REFERENCE.

HV - 5186